Investment Strategy - X-Square Balanced Fund, LLC	Apr. 29, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund uses a balanced approach to invest in a broad range of securities, including common stocks and investment-grade bonds (rated Baa3 or better or BBB or better by a Nationally Recognized Statistical Rating Organization designated by the Adviser or unrated but determined to be of equivalent quality).

Normally, the Fund will target a 60% allocation towards U.S. equity securities and a 40% allocation towards fixed-income securities, including, but not limited to, investment-grade corporate debt, U.S. agency securities, and U.S. mortgage-related and other asset-backed securities and related derivatives. The Fund may also invest in securities of foreign issuers. Although the Fund focuses on investments in larger capitalization companies, the Fund’s investments are not limited to a particular capitalization size. Certain less liquid or illiquid holdings of the Fund may include small- and micro-capitalization stocks.

The Fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by U.S. government agencies and instrumentalities. The percentage of the Fund’s assets invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of Fund shares. The Adviser may determine that it is appropriate to invest a substantial portion of the Fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. The Fund may invest without limitation in such instruments for temporary defensive purposes.

The Fund relies on the professional judgment of the Adviser to make decisions about the Fund’s portfolio investments. The Adviser seeks to invest in attractively valued securities that, in its opinion, represent long-term investment opportunities. The Adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the Adviser believes that they no longer represent relatively attractive investment opportunities.

There is no guarantee that the Fund will achieve its investment objectives.